RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 09, 2022	Oct. 14, 2021	Jul. 21, 2021	Jul. 14, 2021	May 10, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued Payroll Taxes, Current								$ 1,072	$ 59,707
Number of shares of common stock		47,000		47,000	1,172,000
CEO and CTO [Member]
Related Party Transaction [Line Items]
Annual base salary			$ 34,750
Performance bonus, percentage			5.00%
Employment Agreements [Member] | Mr. Joyce [Member]
Related Party Transaction [Line Items]
Annual base salary								$ 455,000
Maximum bonus compensation percentage								50.00%
Beneficial ownership target percentage								9.00%
Compensation expense								$ 496,125	418,842
Accrued Payroll Taxes, Current									18,542
Employee benefits								21,704	22,024
Employment Agreements [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Compensation expense								259,000	233,981
Employee benefits								$ 31,126	$ 22,516
Employment Agreements [Member] | Mr Ferrell [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 250,000
Maximum bonus compensation percentage	40.00%
Compensation expense						$ 10,417	$ 0
Employee benefits						$ 1,140	$ 0
Options granted	600,000
Number of shares of common stock	600,000